Financial Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2021
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities at Fair Value through Profit or Loss
20. Financial Liabilities at Fair Value through Profit or Loss
20.1 Details of financial liabilities at fair value through profit or loss and financial liabilities designated at fair value through profit or loss as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Financial liabilities at fair value through profit or loss
Borrowed securities sold	￦	1,934,735	￦	2,826,885
Others		91,216		112,699

		2,025,951		2,939,584

Financial liabilities designated at fair value through profit or loss
Derivative-linked securities		9,784,107		9,149,396

		9,784,107		9,149,396

	￦	11,810,058	￦	12,088,980

20.2 Difference between the amount contractually required to pay at maturity and carrying amount of financial liabilities designated at fair value through profit or loss as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Amount contractually required to pay at maturity	￦	9,583,186	￦	8,957,602
Carrying amount		9,784,107		9,149,396

Difference	￦	(200,921)	￦	(191,794)